SECURED BORROWINGS, Future Minimum Principal Payments on Secured Borrowings (Details) - Secured Borrowings [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Secured Borrowings [Abstract]
Scheduled principal payments	$ 179,700
Future Minimum Principal Payments [Abstract]
2020	172,684
2021	241,435
2022	169,409
2023	408,302
2024	113,733
Thereafter	611,920
Future minimum principal payments due	$ 1,717,483	$ 2,416,807